Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

(in millions)	2018	2017
Balance, beginning of year	$11,644	$12,364
Acquisition of ITC	—	(6)
Foreign currency translation impacts (1)	886	(714)
Balance, end of year	$12,530	$11,644

(1)	Relates to the translation of goodwill associated with the acquisitions of ITC, UNS Energy, Central Hudson, Caribbean Utilities and FortisTCI, whose functional currency is the US dollar